Risk Management Arising From Financial Instruments (Schedule of Exposure to Credit Risk Relating to Cash and Cash Equivalents and Restricted Cash on Deposit by Geographic Area) (Details)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Total	100.00%	100.00%
Cash and Cash Equivalents and Restricted Cash on Deposits [member]
Disclosure of credit risk exposure [line items]
Total	100.00%	100.00%
Canada [member] | Cash and Cash Equivalents and Restricted Cash on Deposits [member]
Disclosure of credit risk exposure [line items]
Total	37.00%	65.00%
Belgium [member] | Cash and Cash Equivalents and Restricted Cash on Deposits [member]
Disclosure of credit risk exposure [line items]
Total	61.00%	30.00%
Germany [member] | Cash and Cash Equivalents and Restricted Cash on Deposits [member]
Disclosure of credit risk exposure [line items]
Total	2.00%	5.00%